Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	80,771,397	52,737,299	62,264,851	52,885,252
Effect of dilutive share options and other awards outstanding under share based compensation programs	—	457,028	831,006	398,428
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	80,771,397	53,194,327	63,095,857	53,283,680

The reconciliation of net income attributable to the Group and net income attributable to the Group (including NCI redemption amount) as used to calculate net income per ordinary share attributable to the Group is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	(in thousands)		(in thousands)
Net (loss)/income attributable to the Group	$(94,270)	$91,641	$76,717	$231,097
Noncontrolling interest adjustment to redemption amount	—	—	—	(4,522)
Net income attributable to the Group (including NCI redemption adjustment)	$(94,270)	$91,641	$76,717	$226,575

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Net income/(loss) per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic	$(1.17)	$1.74	$1.23	$4.28
Diluted	$(1.17)	$1.72	$1.22	$4.25